Income Taxes - Summary of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Federal	$ 8,310	$ 14,004	$ 12,910
State	721	2,354	2,095
Total	9,031	16,358	15,005
Deferred
Federal	(136)	3,205	(136)
State	(112)	(209)	(28)
Total	(248)	2,996	(164)
Total
Federal	8,174	17,209	12,774
State	609	2,145	2,067
Total	$ 8,783	$ 19,354	$ 14,841